Note 23 - Equity-settled Share-based Expense - Inputs for Measurement of Grant Date Fair Values (Details)		12 Months Ended
		Dec. 31, 2017 USD ($)		Dec. 31, 2017 CAD ($)		Dec. 31, 2016 USD ($)		Dec. 31, 2016 CAD ($)		Dec. 31, 2015 CAD ($)	Dec. 31, 2015 USD ($)
Statement Line Items [Line Items]
Options granted		5,000	[1]	5,000	[1]	18,000	[1]	18,000	[1]	23,000
Risk-free interest rate		2.40%		2.40%		0.53%		0.53%
Expected stock price volatility (based on historical volatility)		118.00%		118.00%		119.00%		119.00%
Expected option life in years		3		3		5		5
Exercise price	[1]			$ 8.10				$ 11.50
Share price at grant date	[1]			$ 8.10				$ 11.50
Fair value at grant date	[1]	$ 5.81				$ 9.45
Options granted on December 21, 2015 [member]
Statement Line Items [Line Items]
Options granted	[1]									90,000
Risk-free interest rate										0.53%
Expected stock price volatility (based on historical volatility)										412.00%
Expected option life in years										5
Exercise price	[1]									$ 0.74
Share price at grant date	[1]									$ 0.74
Fair value at grant date	[1]										$ 0.27
Options granted on October 7, 2015 [member]
Statement Line Items [Line Items]
Options granted	[1]									25,000
Risk-free interest rate										0.53%
Expected stock price volatility (based on historical volatility)										396.00%
Expected option life in years										5
Exercise price	[1]									$ 0.80
Share price at grant date	[1]									$ 0.79
Fair value at grant date	[1]										$ 0.27
Restricted stock units (RSUs) [member]
Statement Line Items [Line Items]
Share price at grant date		7.37				5.50
Fair value (USD)		7.37				5.50
Performance share units (PSUs) [member]
Statement Line Items [Line Items]
Share price at grant date		7.37				5.50
Fair value (USD)		$ 7.17				$ 5.25
Performance multiplier percentage		94.00%		94.00%		100.00%		100.00%

[1]	Amounts stated after the 1:5 share consolidation, refer note 19.